Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	Guggenheim Variable Funds Trust
CIK	dei_EntityCentralIndexKey	0000217087
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 03, 2023
Effective Date	dei_DocumentEffectiveDate	May 03, 2023
Prospectus Date	rr_ProspectusDate	May 03, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A